CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 22, 2014
Stockholders' Deficit
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	40,000,000	40,000,000	40,000,000	40,000,000
Preferred stock, shares outstanding	40,000,000	40,000,000	40,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	69,169,858	70,404,086	68,984,086	40,000,000
Common stock, shares outstanding	69,169,858	70,404,086	68,984,086